Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

NOTE 10—SEGMENT INFORMATION

Operating segments are defined as components of an enterprise with separate financial information, which are evaluated regularly by the chief operating decision maker and are used in resource allocation and performance assessments.

The Company deploys its aircraft across its route network through a single route scheduling system to maximize its value. When making resource allocation decisions, the Company’s chief operating decision maker evaluates flight profitability data, which considers aircraft type and route economics. The Company’s chief operating decision maker makes resource allocation decisions to maximize the Company’s consolidated financial results. Managing the Company as one segment allows management the opportunity to maximize the value of its route network.

The Company’s operating revenue by principal geographic region (as defined by the U.S. Department of Transportation) for the years ended December 31 is presented in the table below (in millions):

	UAL	United
2012
Domestic (U.S. and Canada)	$21,276	$21,284
Pacific	6,040	6,040
Atlantic	6,582	6,582
Latin America	3,254	3,254

Total	$37,152	$37,160

2011
Domestic (U.S. and Canada)	$21,922	$21,931
Pacific	5,404	5,404
Atlantic	6,675	6,675
Latin America	3,109	3,109

Total	$37,110	$37,119

2010
Domestic (U.S. and Canada)	$14,382	$14,391
Pacific	3,971	3,971
Atlantic	3,912	3,912
Latin America	1,060	1,060

Total	$23,325	$23,334

The Company attributes revenue among the geographic areas based upon the origin and destination of each flight segment. The Company’s operations involve an insignificant level of dedicated revenue-producing assets in geographic regions as the overwhelming majority of the Company’s revenue producing assets (primarily U.S. registered aircraft) can be deployed in any of its geographic regions.